Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of Notes Payable

The following table presents the activity in notes payable and accrued interest and related discount for the nine months ended September 30, 2012 (in thousands):

	Notes Payable and accrued interest	Discount	Notes Payable and accrued interest, net
Balance at January 1, 2012	$-	$-	$-
Issuances of notes payable and warrants	1,500	(1,651)	(151)
Issuances of warrants upon amendments	-	(910)	(910)
Accrued interest	138		138
Payments	(200)	-	(200)
Amortization of discount to interest expense	-	2,324	2,324
Balance at September 30, 2012	$1,438	$(237)	$1,201